Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use assets, net	$ 1,232,323	$ 1,417,088
Operating lease liabilities - current	163,343	161,480
Operating lease liabilities - non-current	1,073,205	1,259,958
Total operating lease liabilities	$ 1,236,548	$ 1,421,438